Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Document Period End Date	Jun. 30, 2024
C000124376 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class A
Trading Symbol	CPUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, us dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation contributed positively to the Fund’s relative performance, as overweight high yield corporates, and underweight financials and non-US sovereigns versus emerging market corporates contributing to outperformance with relative overweight positions maintained.
- Security selection contributed strongly to overall Fund performance particularly in US investment grade financials and industrials as strong US growth and recovery from the 2023 banking problems propelled spreads tighter with outperformance driven by positioning in AMC Networks, Citigroup and Broadcom.|
-Duration was a muted positive contributor as the fund positioned long starting in 2024 with the expectation of Federal Reserve cuts pushing yields lower.
TOP PERFORMANCE DETRACTORS
 -Sector allocation underweight to treasuries and others such as universities detracted from performance as the high-quality sectors underperformed in the face of spread compression.
-Yield curve positioning detracted with some underperformance in the 20yr overweight and marginal underweights in the short end of the curve as the curve dis-inverted in anticipation of fed cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class A/CPUAX)	2.98%	0.31%	2.05%
AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load	6.20%	0.92%	2.36%
Bloomberg Credit Bond Index	4.42%	0.54%	2.21%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome for the most recent performance information.
Net Assets	$ 157,074,228
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 246,484
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$157,074,228
Total number of portfolio holdings	396
Total advisory fee paid/(reimbursed)	$246,484
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124377 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class C
Trading Symbol	CPUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$160	1.56%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, us dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation contributed positively to the Fund’s relative performance, as overweight high yield corporates, and underweight financials and non-US sovereigns versus emerging market corporates contributing to outperformance with relative overweight positions maintained.
-Security selection contributed strongly to overall Fund performance particularly in US investment grade financials and industrials as strong US growth and recovery from the 2023 banking problems propelled spreads tighter with outperformance driven by positioning in AMC Networks, Citigroup and Broadcom.
-Duration was a muted positive contributor as the fund positioned long starting in 2024 with the expectation of Federal Reserve cuts pushing yields lower.
TOP PERFORMANCE DETRACTORS
-Sector allocation underweight to treasuries and others such as universities detracted from performance as the high-quality sectors underperformed in the face of spread compression.
- Yield curve positioning detracted with some underperformance in the 20yr overweight and marginal underweights in the short end of the curve as the curve dis-inverted in anticipation of fed cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class C/CPUCX)	4.41%	0.15%	1.60%
AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load	5.41%	0.15%	1.60%
Bloomberg Credit Bond Index	4.42%	0.54%	2.21%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome for the most recent performance information.
Net Assets	$ 157,074,228
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 246,484
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$157,074,228
Total number of portfolio holdings	396
Total advisory fee paid/(reimbursed)	$246,484
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124378 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class I
Trading Symbol	CPUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, us dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation contributed positively to the Fund’s relative performance, as overweight high yield corporates, and underweight financials and non-US sovereigns versus emerging market corporates contributing to outperformance with relative overweight positions maintained.
-Security selection contributed strongly to overall Fund performance particularly in US investment grade financials and industrials as strong US growth and recovery from the 2023 banking problems propelled spreads tighter with outperformance driven by positioning in AMC Networks, Citigroup and Broadcom.
-Duration was a muted positive contributor as the fund positioned long starting in 2024 with the expectation of Federal Reserve cuts pushing yields lower.
TOP PERFORMANCE DETRACTORS
-Sector allocation underweight to treasuries and others such as universities detracted from performance as the high-quality sectors underperformed in the face of spread compression.
-Yield curve positioning detracted with some underperformance in the 20yr overweight and marginal underweights in the short end of the curve as the curve dis-inverted in anticipation of fed cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class I/CPUIX)	6.36%	1.16%	2.62%
Bloomberg Credit Bond Index	4.42%	0.54%	2.21%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome for the most recent performance information.
Net Assets	$ 157,074,228
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 246,484
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$157,074,228
Total number of portfolio holdings	396
Total advisory fee paid/(reimbursed)	$246,484
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000195054 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class Y
Trading Symbol	CPUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class Y/CPUYX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, us dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation contributed positively to the Fund’s relative performance, as overweight high yield corporates, and underweight financials and non-US sovereigns versus emerging market corporates contributing to outperformance with relative overweight positions maintained
- Security selection contributed strongly to overall Fund performance particularly in US investment grade financials and industrials as strong US growth and recovery from the 2023 banking problems propelled spreads tighter with outperformance driven by positioning in AMC Networks, Citigroup and Broadcom.
-Duration was a muted positive contributor as the fund positioned long starting in 2024 with the expectation of Federal Reserve cuts pushing yields lower.
TOP PERFORMANCE DETRACTORS
-Sector allocation underweight to treasuries and others such as universities detracted from performance as the high-quality sectors underperformed in the face of spread compression.
-Yield curve positioning detracted with some underperformance in the 20yr overweight and marginal underweights in the short end of the curve as the curve dis-inverted in anticipation of fed cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class Y/CPUYX)[1,2]	6.42%	1.22%	2.65%
Bloomberg Credit Bond Index	4.42%	0.54%	2.21%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
1	The performance figures for Class Y include the performance for Class I for the periods prior to the start date of Class Y. Class I imposes higher expenses than Class Y.
2	Class Y shares commenced operations on October 31, 2017.
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome for the most recent performance information.
Net Assets	$ 157,074,228
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 246,484
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$157,074,228
Total number of portfolio holdings	396
Total advisory fee paid/(reimbursed)	$246,484
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142996 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class A
Trading Symbol	ASDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended June 30, 2024, the AAM/HIMCO Short Duration Fund A-share class had positive performance of 5.83%, before applicable sales charges. The Bloomberg 1-3 Year U.S. Government/Credit Index (“index”) returned 4.87% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, the securitized sectors and cash. The securitized sectors included asset backed securities (ABS), commercial mortgage backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation was the primary source of performance particularly the out of index allocations to ABS, CMBS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry.
The underweight to U.S. Treasuries was also of benefit.
-The shorter duration posture, relative to the index, contributed positively due to the increase in interest rates.
-Security selection within investment grade corporates was positive due to the underweight to the non-corporate sub-sector. Security selection within the banking and consumer cyclical sub-sectors was a positive contributor.
TOP PERFORMANCE DETRACTORS
-The portfolio’s holding of cash was a drag on performance given the relative outperformance of the spread sectors.
-The overweight to the insurance sub-sector detracted as did security selection within the utilities sub-sector.
-The fund did not have any direct holdings to the emerging market sector which detracted from the positive performance relative to the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	3.20%	1.53%	1.83%
AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load	5.83%	2.05%	2.10%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.35%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-detail-himco for the most recent performance information.
Net Assets	$ 354,255,441
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,326,912
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$354,255,441
Total number of portfolio holdings	251
Total advisory fee paid/(reimbursed)	$1,326,912
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142997 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class C
Trading Symbol	ASDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$163	1.59%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended June 30, 2024, the AAM/HIMCO Short Duration Fund C-share class had positive performance of 5.04%, before applicable sales charges. The Bloomberg 1-3 Year U.S. Government/Credit Index (“index”) returned 4.87% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, the securitized sectors and cash. The securitized sectors included asset backed securities (ABS), commercial mortgage backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation was the primary source of performance particularly the out of index allocations to ABS, CMBS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry.
-The underweight to U.S. Treasuries was also of benefit.
-The shorter duration posture, relative to the index, contributed positively due to the increase in interest rates.
-Security selection within investment grade corporates was positive due to the underweight to the non-corporate sub-sector. Security selection within the banking and consumer cyclical sub-sectors was a positive contributor.
TOP PERFORMANCE DETRACTORS
- The portfolio’s holding of cash was a drag on performance given the relative outperformance of the spread sectors.
-The overweight to the insurance sub-sector detracted as did security selection within the utilities sub-sector.
-The fund did not have any direct holdings to the emerging market sector which detracted from the positive performance relative to the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	4.04%	1.28%	1.34%
AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load	5.04%	1.28%	1.34%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.35%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-detail-himco for the most recent performance information.
Net Assets	$ 354,255,441
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,326,912
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$354,255,441
Total number of portfolio holdings	251
Total advisory fee paid/(reimbursed)	$1,326,912
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142998 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class I
Trading Symbol	ASDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended June 30, 2024, the AAM/HIMCO Short Duration Fund I-share class had positive performance of 6.20%, before applicable sales charges. The Bloomberg 1-3 Year U.S. Government/Credit Index (“index”) returned 4.87% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, the securitized sectors and cash. The securitized sectors included asset backed securities (ABS), commercial mortgage backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation was the primary source of performance particularly the out of index allocations to ABS, CMBS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry.
-The underweight to U.S. Treasuries was also of benefit.
-The shorter duration posture, relative to the index, contributed positively due to the increase in interest rates.
-Security selection within investment grade corporates was positive due to the underweight to the non-corporate sub-sector. Security selection within the banking and consumer cyclical sub-sectors was a positive contributor.
TOP PERFORMANCE DETRACTORS
- The portfolio’s holding of cash was a drag on performance given the relative outperformance of the spread sectors.
-The overweight to the insurance sub-sector detracted as did security selection within the utilities sub-sector.
-The fund did not have any direct holdings to the emerging market sector which detracted from the positive performance relative to the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	6.20%	2.33%	2.36%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.35%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-detail-himco for the most recent performance information.
Net Assets	$ 354,255,441
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,326,912
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$354,255,441
Total number of portfolio holdings	251
Total advisory fee paid/(reimbursed)	$1,326,912
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.